Fair Value Measurements	3 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy prescribed by US GAAP requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair value are:

•	Level 1 – Quoted prices for identical instruments in active markets;

•
Level 2 – Quoted market prices for similar instruments in active markets; quoted prices for identical instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

•
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable, such as those used in pricing models or discounted cash flow methodologies, for example.

The applicable level within the fair value hierarchy is the lowest level of any input that is significant to the fair value measurement.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets measured at fair value on a recurring basis are presented below (in millions):

		Estimated fair value measurements
	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
March 31, 2018:
Assets - cash equivalents	$1,205.3	$1,205.3	$—	$—
Other assets (Egyptian Pounds)	2.1	2.1	—	—
Other assets (Angolan Kwanza)	3.4	3.4	—	—

December 31, 2017:
Assets - cash equivalents	$1,332.1	$1,332.1	$—	$—
Other assets (Egyptian Pounds)	2.2	2.2	—	—
Other assets (Angolan Kwanza)	4.3	4.3	—	—

At March 31, 2018, and December 31, 2017, the Company held Egyptian pounds in the amount of $2.1 million and $2.2 million, respectively, which are classified as Other assets on the Condensed Consolidated Balance Sheets. The Company ceased drilling operations in Egypt in 2014, and is currently working to obtain access to the funds for use outside Egypt to the extent they are not utilized.
Given stricter foreign currency exchange controls in Angola, the Company determined in May 2017 that its previous method of converting Angola Kwanza to USD is likely no longer feasible. As a result, at March 31, 2018 and December 31, 2017, the Company classified its Angolan Kwanza USD equivalent balance of $3.4 million and $4.3 million, respectively, as non-current assets in Other assets on the Condensed Consolidated Balance Sheets. Currently, the Company considers the amounts to be recoverable and will continue to evaluate options to convert the Angolan Kwanza to USD.
Trade receivables and trade payables, which are required to be measured at fair value, have carrying values that approximate their fair values due to their short maturities.
Other Fair Value Measurements
Financial instruments not required to be measured at fair value consist of the Company’s publicly traded debt securities. The Company’s publicly traded debt securities had a carrying value of $2.511 billion at March 31, 2018, and an estimated fair value at that date aggregating $2.134 billion, compared to a carrying and fair value of $2.510 billion and $2.262 billion, respectively, at December 31, 2017. Fair values of the Company's publicly traded debt securities were provided by a broker who makes a market in such securities and were measured using a market-approach valuation technique, which is a Level 2 fair value measurement.
Concentrations of Credit Risk
The Company invests its excess cash primarily in time deposits and high-quality money market accounts at several large commercial banks with strong credit ratings, and therefore believes that its risk of loss is minimal.
The Company’s customers largely consist of major international oil companies, national oil companies and large investment-grade exploration and production companies. The Company routinely evaluates and monitors the credit quality of potential and current customers. The Company maintains reserves for credit losses when necessary and actual losses have been within management's expectations.
Revenue and receivables from transactions with external customers that amount to 10% or more of revenue during the three months ended March 31 are set forth below:

Percentage of revenue from major customers:

		Three months ended March 31,
Customer	Segment	2018	2017
Saudi Aramco	Jack-ups	35%	25%
Anadarko	Deepwater	24%	13%
ARO Drilling (1)	Jack-ups and Unallocated and other	11%	—%
Lundin	Jack-ups	10%	7%
Repsol	Jack-ups	1%	15%
Cobalt International	Deepwater	—%	15%

(1) Includes Secondment and Transition Services revenue received from ARO (see Note 3).
Percentage of receivables from major customers:

Customer	Segment	March 31, 2018	December 31, 2017
Saudi Aramco	Jack-ups	41%	34%
Anadarko	Deepwater	19%	19%
ARO Drilling (1)	Jack-ups and Unallocated and other	13%	9%
Lundin	Jack-ups	8%	7%
Repsol	Jack-ups	3%	5%
Cobalt International	Deepwater	—%	—%

(1) Includes receivables related to the services provided to ARO (see Note 3).